Financial instruments (Details 3) ₽ in Millions, € in Millions, £ in Millions, SFr in Millions, R in Millions, $ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($)	Mar. 31, 2021 CHF (SFr)	Mar. 31, 2021 GBP (£)	Mar. 31, 2021 RUB (₽)	Mar. 31, 2021 ZAR (R)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 AUD ($)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2020 GBP (£)	Mar. 31, 2020 RUB (₽)	Mar. 31, 2020 ZAR (R)	Mar. 31, 2020 EUR (€)
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								$ 148
Forward contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								140
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 12
Forward contract| US$ - RON| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								7
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	2
Forward contract| US$ - RUB| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								6
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nine [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €														€ 6
Forward contract| EUR - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €							€ 16
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Ten [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £											£ 38
Forward contract| GBP - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £				£ 48
Option contract| US$ - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	353
Option contract| US$ - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								270
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽												₽ 5,968
Forward contract| RUB - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽					₽ 2,799
Forward contract| RUB - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | ₽					₽ 6,850
Forward contract| GBP - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | £				£ 8							£ 9
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		$ 7
Forward contract| AUD - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount									$ 4
Forward contract| AUD - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty One [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount		$ 10
Forward contract| CHF - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Two [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr			SFr 200
Forward contract| CHF - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Five [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr										SFr 200
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R													R 71
Forward contract| ZAR - INR| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R						R 111
Forward contract| ZAR - INR| Sell [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Four [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | R						R 148
Forward contract| CHF - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr										SFr 200
Forward contract| CHF - US$| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | SFr			SFr 200
Forward contract| EUR - GBP| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eight [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €														€ 3
Forward contract| EUR - GBP| Sell [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount | €							€ 1
Forward contract| US$ - AUD| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eleven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3							5
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twelve [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								6
Forward contract| US$ - BRL| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Thirteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								4
Forward contract| US$ - CLP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seventeen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	3
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fourteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								4
Forward contract| US$ - COP| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Eighteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Fifteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								11
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	4
Forward contract| US$ - KZT| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Twenty [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	9
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Six [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	10
Forward contract| US$ - MXN| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Sixteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								2
Forward contract| US$ - UAH| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Seven [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	14
Forward contract| US$ - UAH| Buy [Member] | Hedges of recognised assets and liabilities [Member] | Contract Nineteen [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount								$ 19
Option contract| US$ - INR| Sell Risk Reversal [Member] | Hedges of highly probable forecasted transactions [Member] | Contract Twenty Three [Member]
Disclosure notional amount of outstanding foreign exchange derivative contracts [Line Items]
Notional amount	$ 645